Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000004198 | QUALCOMM, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | Etsy, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | Ubiquiti, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | United Natural Foods, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Charter Communications, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | Genpact Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | ACADIA Pharmaceuticals, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | Check Point Software Technologies Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | Exelixis, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004198 | Halozyme Therapeutics, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004198 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000004198 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	109.00%
C000212809 | QUALCOMM, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212809 | Etsy, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212809 | Ubiquiti, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212809 | United Natural Foods, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212809 | Charter Communications, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212809 | U.S. Treasury Inflation-Protected Notes_1.875_2035-07-15
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000212809 | U.S. Treasury Notes_4_2035-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000212809 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212809 | U.S. Treasury Notes_4.25_2035-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212809 | U.S. Treasury Inflation-Protected Bonds_2.125_2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212809 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000212809 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000212809 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000212809 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004199 | U.S. Treasury Inflation-Protected Notes_1.875_2035-07-15
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000004199 | U.S. Treasury Notes_4_2035-11-15
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004199 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004199 | U.S. Treasury Notes_4.25_2035-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004199 | U.S. Treasury Inflation-Protected Bonds_2.125_2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004199 | U.S. Treasury Bills_3.520_2026-11-27
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004199 | U.S. Treasury Inflation-Protected Notes_2.5_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004199 | U.S. Treasury Inflation-Protected Notes_0.125_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004199 | U.S. Treasury Notes_2.125_2026-05-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004199 | U.S. Treasury Notes_1.5_2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004199 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004199 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000004199 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000004199 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%